Employee benefits - Change in benefit obligation and fair value of plan assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Item	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of countries defined benefit pension risks transferred | Item	3
Number of defined benefit pension plans settled | Item	2
Defined benefit plan payment for transferred plan transaction	$ 309
Charges included in net periodic benefit cost as curtailments, settlements and special termination benefits	520
Pension charges	143
Pension obligation in discontinued operations	101
Amounts recognized in accumulated other comprehensive loss
Amounts recognized in AOCI attributable to Noncontrolling interests	1	$ 1	$ 1
Defined pension benefits
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	10,435
Fair value of plan assets at December 31	8,742	10,435
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	(2,038)	(2,782)	(2,628)
Prior service credit	75	59	74
Amount recognized in OCI and NCI	(1,963)	(2,723)	(2,554)
Taxes associated with amount recognized in OCI and NCI	374	536	535
Amount recognized in OCI and NCI, net of tax	(1,589)	(2,187)	(2,019)
Defined pension benefits | Switzerland
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	4,308	3,993
Service cost	74	76	92
Interest cost	6	15	30
Contributions by plan participants	72	75
Benefit payments	(160)	(133)
Settlements	(101)	(111)
Benefit obligations of businesses acquired (divested)	(765)
Actuarial (gain) loss	71	323
Exchange rate differences	365	70
Benefit obligation at December 31	3,870	4,308	3,993
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	4,189	3,879
Actual return on plan assets	191	320
Contributions by employer	228	91
Contributions by plan participants	72	75
Benefit payments	(160)	(133)
Settlements	(101)	(111)
Plan assets of businesses acquired (divested)	(664)
Exchange rate differences	378	68
Fair value of plan assets at December 31	4,133	4,189	3,879
Funded status-overfunded (underfunded)	263	(119)
Defined pension benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	7,878	7,429
Service cost	92	113	122
Interest cost	111	174	198
Contributions by plan participants	12	19
Benefit payments	(295)	(302)
Settlements	(2,542)	(102)
Benefit obligations of businesses acquired (divested)	(165)	(21)
Actuarial (gain) loss	214	617
Plan amendments and other	(64)	9
Exchange rate differences	286	(58)
Benefit obligation at December 31	5,527	7,878	7,429
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	6,246	5,866
Actual return on plan assets	375	689
Contributions by employer	611	115
Contributions by plan participants	12	19
Benefit payments	(295)	(302)
Settlements	(2,542)	(102)
Plan assets of businesses acquired (divested)	(82)	(12)
Plan amendments and other	62
Exchange rate differences	221	(27)
Fair value of plan assets at December 31	4,608	6,246	5,866
Funded status-overfunded (underfunded)	(919)	(1,632)
Other postretirement benefits
Amounts recognized in accumulated other comprehensive loss
Net actuarial (loss) gain	21	28	30
Prior service credit	11	13	23
Amount recognized in OCI and NCI	32	41	53
Amount recognized in OCI and NCI, net of tax	32	41	53
Other postretirement benefits | International
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligations at January 1	110	120
Service cost	1	1	1
Interest cost	3	4	4
Benefit payments	(12)	(10)
Benefit obligations of businesses acquired (divested)	(5)
Actuarial (gain) loss	4	(1)
Plan amendments and other	(3)	(5)
Exchange rate differences	0	1
Benefit obligation at December 31	98	110	$ 120
Defined Benefit Plan, Change in Fair Value of Plan Assets
Contributions by employer	12	10
Benefit payments	(12)	(10)
Funded status-overfunded (underfunded)	$ (98)	$ (110)